Annual Total Returns[BarChart] - Direxion Monthly Small Cap Bull 2X Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.92%)	31.08%	86.66%	6.55%	(11.97%)	39.65%	27.06%	(27.29%)	45.94%	20.98%